Loans and advances to customers - Schedule of movement of gross exposure by impairment stage (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	€ (193,716)	€ (163,853)
Impairment at end of year	(243,203)	(193,716)	€ (163,853)
Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	226	215
Impairment at end of year	286	226	215
Customers
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	(1,036,004)	(972,682)
Impairment at end of year	(1,036,349)	(1,036,004)	(972,682)
Customers | Financial instruments credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Write-offs	13,847	12,235	9,089
Exchange differences and other changes	(168)	(418)	(529)
Customers | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	22,684	22,964
Impairment at end of year	22,788	22,684	22,964
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	1,042,174	977,571	914,328
Net changes on financial assets	14,805	75,052	50,281
Write-offs	(13,847)	(12,235)	(9,089)
Exchange differences and other changes	(3,524)	1,786	22,051
Impairment at end of year	1,039,608	1,042,174	977,571
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment | Financial instruments not credit-impaired | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	942,861	878,700	817,906
To stage 2 from stage 1	(43,278)	(31,811)	(33,051)
To stage 3 from stage 1	(12,636)	(11,143)	(6,617)
To stage 1 from stage 2	15,180	18,907	17,796
To stage 1 from stage 3	488	456	271
Net changes on financial assets	29,696	86,459	62,629
Exchange differences and other changes	(3,178)	1,293	19,766
Impairment at end of year	929,133	942,861	878,700
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	66,696	67,584	66,104
To stage 2 from stage 1	43,278	31,811	33,051
To stage 3 from stage 2	(9,915)	(8,487)	(5,836)
To stage 1 from stage 2	(15,180)	(18,907)	(17,796)
To stage 2 from stage 3	2,899	3,250	1,865
Net changes on financial assets	(10,673)	(8,839)	(11,629)
Exchange differences and other changes	(451)	284	1,825
Impairment at end of year	76,654	66,696	67,584
Customers | Financial assets at fair value through other comprehensive income and financial assets at amortised cost | Accumulated impairment | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of financial assets that are either past due or impaired [line items]
Impairment at beginning of year	32,617	31,287	30,318
To stage 3 from stage 1	12,636	11,143	6,617
To stage 3 from stage 2	9,915	8,487	5,836
To stage 2 from stage 3	(2,899)	(3,250)	(1,865)
To stage 1 from stage 3	(488)	(456)	(271)
Net changes on financial assets	(4,218)	(2,568)	(719)
Write-offs	(13,847)	(12,235)	(9,089)
Exchange differences and other changes	105	209	460
Impairment at end of year	€ 33,821	€ 32,617	€ 31,287